Debt Instruments (Tables) - Debt instruments.	12 Months Ended
Dec. 31, 2019
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Classification:
Financial assets at fair value through profit or loss	110,222	110,613
Financial assets at fair value through other comprehensive income	154,483	233,463
Financial assets at amortized cost	52,419	11,257
	317,124	355,333
Type:
Mexican government debt securities	253,547	273,487
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,769	4,472
Foreign government debt securities	54,297	69,113
Of which:
Brazilian Government Notes	31,210	30,225
US Government Treasury Bills (T-BILLS)	23,087	34,506
US Government Treasury Notes (T-NOTES)	—	4,382
Debt securities issued by financial institutions	5,998	2,270
Other debt securities	3,282	10,463
	317,124	355,333
Currency:
Peso	227,252	243,132
USD	27,749	47,897
Brazilian Real (BRL)	31,210	30,225
Other currencies	30,913	34,079
	317,124	355,333

Schedule of classification by rating of financial assets

The breakdown by issuer rating of Debt instruments at December 31, 2018 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	23,087	23,087	7.28%
A	3,189	184,195	187,384	59.09%
BBB	847	34,728	35,575	11.22%
BB	5,013	34,624	39,637	12.50%
Below B	—	31,210	31,210	9.84%
Below BBB	231	—	231	0.07%
	9,280	307,844	317,124	100%

The breakdown by issuer rating of Debt instruments at December 31, 2019 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	38,888	38,888	10.94%
A	12,480	226,928	239,408	67.38%
BBB	—	43,088	43,088	12.13%
BB	—	3,471	3,471	0.98%
Below B	—	30,225	30,225	8.51%
Below BBB	253	—	253	0.07%
	12,733	342,600	355,333	100%

Schedule of allowance for loan losses of Financial assets at fair value through other comprehensive income

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	23	—	—	23	—
Of which:
Mexican government debt instruments	22	—	—	22	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	23	—	—	23	—

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	20	—	—	20	—
Of which:
Mexican government debt instruments	19	—	—	19	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	20	—	—	20	—

Financial assets at fair value through profit or loss category
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Federal Treasury Securities (CETES)	14,270	25,348
United Mexican States Bonds (UMS)	40	30
Federal Mexican Government Development Bonds (BONDES)	20,910	29,708
M and M10 Mexican Government Bonds	27,783	11,601
Mexican Bank Saving Protection Bonds (BPATS)	29,208	13,750
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	10,524	4,619
T-BILLS	1,473	10,928
T-NOTES	—	4,382
Other debt securities	6,014	10,247
	110,222	110,613

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

CETES	17,146	—
UMS	34,688	43,058
M, M3 and M5 Mexican Government Bonds	29,919	117,974
BPATS	11,509	11,499
UDIBONDS	5,131	4,643
T-BILLS	21,614	23,578
Brazilian Government Notes	31,210	30,225
Other debt securities	3,266	2,486
	154,483	233,463

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	177,174	—	177,174	—	177,174
Foreign government debt instruments	53,803	—	53,803	—	53,803
Other fixed-income interest debt instruments	2,486	—	2,486	—	2,486

	233,463	—	233,463	—	233,463

Schedule of changes in financial instruments

	2017	2018	2019

Beginning balance	154,318	164,947	154,483
Reclassification from Available-for-sale to Amortized cost	—	(73,131)	—
Beginning balance as restated	154,318	91,816	154,483
Net additions/(disposals)	8,703	63,824	75,061
Valuation adjustments	1,935	(1,226)	4,108
Amounts reclassified to consolidated income statement	(9)	69	(189)
Balance at year-end	164,947	154,483	233,463

Financial assets at amortized cost category
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Special CETES	3,208	3,471
BREMS R	7,785	7,786
M, M3 and M5 Mexican Government Bonds	41,426	—
	52,419	11,257

Type:
Unquoted	3,208	3,471
Quoted	49,211	7,786

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

The following is a breakdown of the gross carrying amount of the Financial assets at amortized cost as of December 31, 2019:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,257	—	11,257	—	11,257